Financial Instruments - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Financial Instruments [Line Items]
Description of reasons for transfers out of level 2 in to level 1 of fair value hierarchy assets	During fiscal 2026, quoted debt securities of $10 million were transferred from Level 2 to Level 1 of fair value hierarchy, since these were valued based on quoted price and quoted debt securities of $51 million were transferred from Level 1 to Level 2 of fair value hierarchy, since these were valued based on market observable inputs.	During fiscal 2025, quoted debt securities of $35 million were transferred from Level 2 to Level 1 of fair value hierarchy, since these were valued based on quoted price and quoted debt securities of $65 million were transferred from Level 1 to Level 2 of fair value hierarchy, since these were valued based on market observable inputs.
Percentage point change in unobservable inputs used in fair valuation of Level 3 assets and liabilities that does not have significant impact	1.00%	1.00%
Exchange rate differences, percentage effect on incremental operating margins	0.44%	0.43%	0.43%
Derivative maturity description	12 months	12 months
Impairment loss under expected credit loss on customer balances	$ 9,000,000	$ 13,000,000	$ 11,000,000
Days Sales Outstanding- DSO	67 days	69 days
Outstanding bank borrowings	$ 0
Working capital	5,396,000,000	$ 6,347,000,000
Cash and cash equivalents	2,341,000,000	2,861,000,000	1,773,000,000	$ 1,481,000,000
Current investments	1,365,000,000	1,460,000,000
Outstanding employee benefit obligations	384,000,000	351,000,000
Liquidity risk on account of outstanding employee benefit obligations	0	0
Quoted Debt Securities
Disclosure Of Financial Instruments [Line Items]
Debt securities, transferred from Level 1 to Level 2 of fair value hierarchy	51,000,000	65,000,000
Debt securities, transferred from Level 2 to Level 1 of fair value hierarchy	10,000,000	35,000,000
Derivatives Not Designated As Cash Flow Hedges
Disclosure Of Financial Instruments [Line Items]
Net gain (loss) recognized on derivative financial instruments	(258,000,000)	(12,000,000)	$ 22,000,000
Trade Receivables
Disclosure Of Financial Instruments [Line Items]
Maximum exposure to credit risk	3,715,000,000	3,645,000,000
Unbilled Revenue
Disclosure Of Financial Instruments [Line Items]
Maximum exposure to credit risk	$ 1,816,000,000	$ 1,764,000,000